Inventories - Summary of Inventories (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Supplies	$ 721	$ 693
Raw materials	271	300
Work in process	491	595
Finished products	573	539
Inventories	2,056	2,127
Less long-term portion (Note 14)	(75)	(62)
Current inventories	$ 1,981	$ 2,065